STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Cash flows from operating activities:
Net loss	$ 0	$ (200,994)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	0	132,912
Changes in operating assets and liabilities:
Accounts payables and accrued liabilities	0	67,711
Net cash used in operating activities	0	(371)
Cash flows from financing activity:
Net cash provided by financing activity	0	0
Net decrease in cash and cash equivalents	0	(371)
Cash and cash equivalents, beginning of period	0	371
Cash and cash equivalents, end of period	0	0
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Interest paid	0	0
Income taxes paid	0	0
NON-CASH TRANSACTIONS:
Operating expense paid by related party	0	65,517
Accounts payable paid off by related party	$ 0	$ 129